Expenses and other income (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Expenses and Other Income

	2022	2021	2020
	US$M	US$M Restated	US$M Restated

Employee benefits expense:
Wages, salaries and redundancies	4,197	4,018	3,318
Employee share awards	109	88	90
Social security costs	4	3	2
Pension and other post-retirement obligations	338	274	246
Less employee benefits expense classified as exploration and evaluation expenditure	(30)	(26)	(15)
Changes in inventories of finished goods and work in progress	(774)	(321)	(348)
Raw materials and consumables used	5,991	4,899	5,472
Freight and transportation	2,319	1,900	1,838
External services	4,525	4,640	3,899
Third-party commodity purchases	2,959	2,220	1,098
Net foreign exchange (gains)/losses	(326)	293	(617)
Fair value change on derivatives 1	(29)	87	393
Government royalties paid and payable	4,014	3,080	2,171
Exploration and evaluation expenditure incurred and expensed in the current period	199	134	123
Depreciation and amortisation expense	5,683	5,084	4,667
Net impairments:
Property, plant and equipment	515	2,474	482
Goodwill and other intangible assets	–	33	–
All other operating expenses	2,677	1,991	2,634

Total expenses	32,371	30,871	25,453

Insurance recoveries 2	(4)	(46)	(489)
(Gain)/loss on disposal of subsidiaries and operations 3	(840)	2	–
Dividend income 4	(241)	(2)	(2)
Other income 5	(313)	(334)	(229)

Total other income	(1,398)	(380)	(720)

1
Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.

2	Insurance recoveries is principally related to claims received from Samarco dam failure. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

3	Mainly relates to the divestment of BMC in FY2022. Refer to note 3 ‘Exceptional items’ for further information.

4
During FY2022, the Group received dividends of US$238 million from Cerrejón, which reduced completion proceeds net of transaction costs to US$50 million. Refer to note 29 ‘Investments accounted for using the equity method’ for details.

5
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling interests and joint arrangements, royalties and commission income.